Financial Result (Details) - EUR (€) € in Thousands	6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021
Financial Result
Finance income	€ 16,597	€ 6,810
thereof: fair value changes	16,350	6,757
thereof: reversal of expected credit losses	124
Finance expenses	(931)	(13,094)
thereof: interest portion of lease payments	(230)	(214)
thereof: fair value changes	(67)	(9,391)
thereof: expected credit losses	(87)
thereof: interest on convertible loans		(3,422)
Financial result	€ 15,666	€ (6,284)